Inventories (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventories

	July 31, 2021	January 31, 2021

	(in thousands)
Inventories:
Raw materials	$7,468	$6,905
Finished goods	3,455	3,466
Work in progress	2,404	2,445

	13,327	12,816
Less allowance for obsolescence	(1,399)	(1,363)

Total inventories, net	$11,928	$11,453

Inventories from continuing operations consisted of the following (in thousands):

	As of January 31,
	2021	2020
Raw materials	$6,905	$7,388
Finished goods	3,466	3,758
Work in progress	2,445	2,720

Cost of inventories	12,816	13,866
Less allowance for obsolescence	(1,363)	(1,210)

Net inventories	$11,453	$12,656